Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock-based compensation expenses included in general and administrative expenses
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended December 31,	2014	2013
Share option plan (note 23(b))	$921	$981
Liability classified restricted share unit plan (note 23(d(i)))	790	2,652
Equity classified restricted share unit plan (note 23(d(ii)))	419	—
Performance restricted share unit plan (note 23(e))	94	—
Liability classified deferred stock unit plan (note 23(f(i)))	(1,100)	2,560
Equity classified deferred stock unit plan (note 23(f(ii)))	2,181	—
	$3,305	$6,193

Schedule of stock options activity

	Number of options	Weighted average exercise price $ per share
Outstanding at December 31, 2012	3,029,734	5.70
Granted	177,400	5.91
Exercised(i)	(295,230)	3.98
Forfeited	(698,624)	7.12
Outstanding at December 31, 2013	2,213,280	5.51
Exercised(i)	(385,880)	3.49
Forfeited	(61,480)	7.83
Outstanding at December 31, 2014	1,765,920	5.87

(i)	All stock options exercised resulted in new common shares being issued (note 17(a));

Summary of information about stock options outstanding
The following table summarizes information about stock options outstanding at December 31, 2014:

	Options outstanding			Options exercisable
Exercise price	Number	Weighted average remaining life	Weighted average exercise price	Number	Weighted average remaining life	Weighted average exercise price
$2.75	373,760	7.5 years	$2.75	109,760	7.5 years	$2.75
$2.79	450,000	7.5 years	$2.79	—	—	$—
$3.69	38,900	3.9 years	$3.69	38,900	3.9 years	$3.69
$4.90	40,000	7.3 years	$4.90	16,000	7.3 years	$4.90
$5.00	142,760	1.3 years	$5.00	142,760	1.3 years	$5.00
$5.91	166,600	9.0 years	$5.91	33,320	9.0 years	$5.91
$6.56	94,560	6.9 years	$6.56	55,120	6.9 years	$6.56
$8.28	60,000	4.5 years	$8.28	60,000	4.5 years	$8.28
$8.58	30,000	5.7 years	$8.58	24,000	5.7 years	$8.58
$9.33	71,580	5.1 years	$9.33	59,840	5.1 years	$9.33
$10.13	68,860	6.0 years	$10.13	56,120	6.0 years	$10.13
$13.21	75,000	3.0 years	$13.21	75,000	3.0 years	$13.21
$13.50	76,140	2.9 years	$13.50	76,140	2.9 years	$13.50
$16.46	50,000	3.3 years	$16.46	50,000	3.3 years	$16.46
$16.75	27,760	1.7 years	$16.75	27,760	1.7 years	$16.75
	1,765,920	6.1 years	$5.87	824,720	4.5 years	$8.41

Schedule of restricted share unit plan activity

Number of units
Outstanding at December 31, 2012	1,110,275
Granted	555,204
Vested	(154,330)
Forfeited	(487,205)
Outstanding at December 31, 2013	1,023,944
Dividend equivalents granted	695
Vested	(350,271)
Forfeited	(58,865)
Outstanding at December 31, 2014	615,503
Equity classified restricted share unit plan

	Number of units	Weighted average exercise price $ per share
Outstanding at December 31, 2013	—	—
Granted	274,256	7.98
Dividend equivalents granted	11,557	6.15
Vested	(605)	7.75
Forfeited	(22,300)	7.87
Outstanding at December 31, 2014	262,908	7.91

Senior executive stock option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to value stock option grants
The weighted average assumptions used in estimating the fair value of the fully vested senior executive stock options as at December 31, 2014 and 2013 are as follows:

Year ended December 31,	2014	2013
Number of senior executive stock options	258,200	550,000
Weighted average fair value per option granted ($)	0.08	1.71
Weighted average assumptions:
Dividend yield	2.20%	N/A
Expected volatility	49.68%	39.12%
Risk-free interest rate	0.25%	0.22%
Expected life (years)	0.4	1.4

Deferred share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock plan activity
Liability classified deferred stock unit plan

Number of units
Outstanding at December 31, 2012	625,156
Issued	141,509
Redeemed	(179,831)
Outstanding at December 31, 2013	586,834
Issued	7,674
Redeemed	(63,886)
Outstanding at December 31, 2014	530,622
Equity classified deferred stock unit plan

	Number of units	Weighted average exercise price $ per share
Outstanding at December 31, 2013	—	—
Issued	161,007	6.52
Dividend equivalents granted	8,721	6.10
Outstanding at December 31, 2014	169,728	6.50